SPIRIT OF AMERICA LARGE CAP VALUE FUND
SPIRIT OF AMERICA LARGE CAP VALUE FUND (the “Value Fund”) SUMMARY SECTION
Investment Objective:
The Value Fund seeks to provide capital appreciation
with a secondary objective of current income.
Fees and Expenses of the Value Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the funds comprising Spirit of America Investment Funds, Inc., which includes the Spirit of America Real Estate Income and Growth Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund and the Spirit of America Income & Opportunity Fund and the Spirit of America Energy Fund (which offers sales charge discounts if you invest at least $25,000 in the Spirit of America Energy Fund offered in a separate prospectus), collectively referred to as the “Spirit of America Investment Funds.” More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements—Sale of Class A Shares” of the Value Fund’s prospectus and in the section titled “How to Purchase Shares” of the Value Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - SPIRIT OF AMERICA LARGE CAP VALUE FUND		Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SPIRIT OF AMERICA LARGE CAP VALUE FUND	Class A Shares	Class C Shares
Management Fees	0.97%	0.97%
Distribution (12b-1) Fees	0.30%	1.00%
Other Expenses	0.30%	0.30%
Total Annual Fund Operating Expenses	1.57%	2.27%

Example:
This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Value Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Value Fund would be:
Expense Example - SPIRIT OF AMERICA LARGE CAP VALUE FUND - USD ($)	1 year	3 years	5 years	10 years
Class A Shares	676	995	1,335	2,294
Class C Shares	330	709	1,215	2,605

Expense Example, No Redemption	1 year	3 years	5 years	10 years
SPIRIT OF AMERICA LARGE CAP VALUE FUND | Class C Shares | USD ($)	230	709	1,215	2,605

Portfolio Turnover:
The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance. During the most recent fiscal year ended December 31, 2016, the Value Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategy:
The Value Fund focuses on the large cap value segment of the U.S. equity market. The Value Fund invests at least 80% of its total assets in large cap equity securities of companies in the value segment of the market. The Value Fund considers a company to be a large cap company if it has a market capitalization of $5 billion or greater at the time of purchase. Using the “value” approach, the Adviser buys for the Value Fund those securities considered to be conservatively valued relative to the securities of comparable companies. To earn current income, the Value Fund will invest in the equity securities of companies that have a proven history of paying consistent dividends. The Value Fund may also invest in MLPs.

The Value Fund emphasizes stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. Among the valuation factors used to evaluate these stocks are companies with lower debt ratios than their peer group and companies that are undervalued vs. the company’s intrinsic worth and future income potential. These stocks generally have growth prospects that are viewed as sub par by the market. Reflecting these market expectations, the prices of value stocks typically are below-average relative to such factors as revenue, earnings, book value and dividends.
Principal Investment Risks of Investing in the Value Fund:
Any investment involves risk. The risks associated with an investment in the Value Fund include:
  Market Risk—The market value of the Value Fund’s investments fluctuates as the equity market fluctuates. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole.
  Large Capitalization Company Risk—The Value Fund invests primarily in large cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Large cap companies also may be unable to attain the high growth rates reached by successful, smaller companies, especially during extended periods of economic expansion.
  Volatility Risk—The performance of the Value Fund can be affected by unexpected events (e.g., significant earnings shortfalls or gains, war, political events, etc.) that cause major price changes in individual securities or market sectors.
  MLP Risk—Investing in MLPs involves risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus.
  Portfolio Management Risk—The Value Fund’s ability to achieve its investment objective is dependent on Spirit of America Management Corp.’s (the “Adviser”) ability to identify profitable investment opportunities for the Fund. The stocks purchased by the Adviser, while believed to be undervalued, may not appreciate in value as anticipated.
  Risk of Loss—The potential loss of your investment in the Value Fund if the Fund depreciates in value.
  Dividend Payment Risk—The risk that a portfolio holding is unable to maintain dividend payments at historical levels.
Suitability: An investment in the Value Fund may be suitable for long-term investors who seek appreciation of capital. Investors should be willing to accept the potential volatility of such investments.
Performance Information:
The bar chart and performance table below illustrate the risks of investing in the Value Fund by showing changes in the Value Fund’s performance from year to year and by showing how the Value Fund’s average annual total returns compare with those of a broad measure of market performance. The Value Fund’s past performance (before and after taxes) does not necessarily indicate how the Value Fund will perform in the future.

The bar chart shows the changes in annual total returns from inception for the Value Fund’s Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling Ultimus Asset Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), at 1-800-452-4892.

The performance information displayed in the bar chart and performance table is the performance of Class A shares only, which will differ from Class C shares to the extent the classes do not have the same expenses and inception dates. Performance is not shown for Class C shares because it is a new class of shares and have not been offered for a full calendar year.
Value Fund’s Annual Returns (%) Class A Shares

Best Quarter 13.44% in the quarter ended September 30, 2009 Worst Quarter (15.64)% in the quarter ended December 31, 2008
The performance table shows how the Value Fund’s average annual returns compare with those of its benchmark, the S&P 500 Index.
PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2016)
Average Annual Total Returns - SPIRIT OF AMERICA LARGE CAP VALUE FUND		1 Year	5 Years	10 Years
Class A		2.81%	9.60%	4.55%
Class A | Return After Taxes on Distributions	[1],[2]	1.35%	9.02%	4.15%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	[1],[2]	2.79%	7.60%	3.62%
S&P 500 Index		11.96%	14.66%	6.95%
[1]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.